Report of the directors financial review risk report - Scenario weightings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus Central scenario allowance for ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus Central scenario allowance for ECL | – France
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | – France
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Downside scenario allowance for ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Downside scenario allowance for ECL | – France
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | – France
Disclosure of financial assets [line items]
Probability	5.00%	5.00%